Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Aggregate balance - January 1	$ 5,260	$ 5,194
New loans	6,668	619
Repayments	(2,244)	(553)
Aggregate balance - December 31	$ 9,684	$ 5,260